Taxation - Components of Income Before Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Components of (loss)/income before income tax expense
Income before income tax expense	¥ 1,028,569	$ 149,129	¥ 2,769,534	¥ 685,609
Income/(Loss) from non-China operations	(94,806)		(30,047)	15,143
Income from China operations	1,123,375		2,799,581	670,466
Income tax expense applicable to China operations	202,466		428,267	90,629
Income tax expense applicable to non-China operations	174		7,151	0
Income tax expense	¥ 202,640	$ 29,380	¥ 435,418	¥ 90,629
Effective tax rate	19.70%	19.70%	15.70%	13.20%
China Operations
Components of (loss)/income before income tax expense
Effective tax rate	18.00%	18.00%	15.30%	13.50%